THE ADAMS EXPRESS COMPANY

Board of Directors

Enrique R. Arzac [1,2]	W. Perry Neff [2,4]
Phyllis O. Bonanno [1,3]	Douglas G. Ober [1]
Daniel E. Emerson [1,3]	Landon Peters [2,3]
Thomas H. Lenagh [1,4]	John J. Roberts [1]
W.D. MacCallan [3,4]	Susan C. Schwab [2,4]
Kathleen T. McGahran [2,4]	Robert J.M. Wilson [1,3]
1.	Member of Executive Committee
2.	Member of Audit Committee
3.	Member of Compensation Committee
4.	Member of Retirement Benefits Committee

Officers

Douglas G. Ober	Chairman and Chief Executive Officer
Joseph M. Truta	President
Stephen E. Kohler	Vice President—Research
D. Cotton Swindell	Vice President—Research
Lawrence L. Hooper, Jr.	Vice President, General Counsel and Secretary
Maureen A. Jones	Vice President, Chief Financial Officer and Treasurer
Christine M. Sloan	Assistant Treasurer
Geraldine H. Paré	Assistant Secretary

Stock Data

Market Price (3/31/04)	$12.68
Net Asset Value (3/31/04)	$14.56
Discount:	12.9%

New	York Stock Exchange and Pacific Exchange ticker symbol: ADX

NASDAQ Mutual Fund Quotation Symbol: XADEX

Newspaper	stock listings are generally under the abbreviation: AdaEx

Distributions in 2004

From Investment Income (paid or declared)	$0.08
From Net Realized Gains	0.02

Total	$0.10

2004 Dividend Payment Dates

March 1, 2004

June 1, 2004

September 1, 2004*

December 27, 2004*

*Anticipated

LETTER TO STOCKHOLDERS

We submit herewith the financial statements of the Company for the three months ended March 31, 2004. Also provided are a schedule of investments and summary financial information.

Net assets of the Company at March 31, 2004 were $14.56 per share on 84,629,512 shares outstanding, compared with $14.36 per share at December 31, 2003 on 84,886,412 shares outstanding. On March 1, 2004, a distribution of $0.05 per share was paid, consisting of $0.01 from 2003 long-term capital gain, $0.01 from 2003 short-term capital gain, and $0.03 from 2003 investment income, all taxable in 2004. A 2004 investment income dividend of $0.05 per share has been declared to shareholders of record May 17, 2004, payable on June 1, 2004.

Net investment income for the three months ended March 31, 2004 amounted to $3,798,426, compared with $3,658,419 for the same period in 2003. These earnings are equal to $0.04 and $0.04 per share, respectively, on the average number of shares outstanding during each period.

Net capital gain realized on investments for the three months ended March 31, 2004 amounted to $14,495,877, the equivalent of $0.17 per share.

The Annual Meeting, held on March 30, 2004 in Baltimore, was well attended by shareholders. In recognition of the 150th anniversary of its incorporation, on display at the meeting were historical items from the Company’s past, including a restored delivery wagon. A brief history of the Company from its inception was presented during the Chairman’s discussion of the performance of the fund and management’s outlook. These remarks will be available in the near future on the Company’s website. The results of the voting at the Annual Meeting are shown on page 14.

Current and potential shareholders can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, at its site on the Internet. The address for the website is www.adamsexpress.com. Also available at the website are a brief history of the Company, historical financial information, and more general industry material. Further information regarding shareholder services is located on page 15 of this report.

Effective March 10, 2004, Edward J. Kelly, III, resigned from the Board of Directors due to time constraints from his position as President and Chief Executive Officer of Mercantile Bankshares Corporation. Mr. Kelly served on our Board from 2001 to 2004 and his many contributions to the Board will be greatly missed.

We are pleased to announce effective March 30, 2004, the Board of Directors elected Mr. D. Cotton Swindell to Vice President—Research. Mr. Swindell has been a senior research analyst with the Company since 2002.

The Company is an internally-managed equity fund whose investment policy is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

By order of the Board of Directors,

Douglas G. Ober,

Chairman and

Chief Executive Officer

Joseph M. Truta,

President

April 16, 2004

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

(unaudited)

Assets
Investments* at value:
Common stocks and convertible securities (cost $891,803,599)	$1,157,762,827
Non-controlled affiliate, Petroleum & Resources Corporation (cost $27,963,162)	46,809,938
Short-term investments (cost $20,047,577)	20,047,577
Securities lending collateral (cost $77,775,330)	77,775,330	$1,302,395,672

Cash		294,527
Receivables:
Investment securities sold		2,762,751
Dividends and interest		1,162,615
Prepaid expenses and other assets		7,020,522

Total Assets		1,313,636,087

Liabilities
Investment securities purchased		299,174
Open written option contracts at value (proceeds $581,124)		556,250
Obligations to return securities lending collateral		77,775,330
Accrued expenses		2,648,694

Total Liabilities		81,279,448

Net Assets		$1,232,356,639

Net Assets
Common Stock at par value $1.00 per share, authorized 150,000,000 shares; issued and outstanding 84,629,512 shares		$84,629,512
Additional capital surplus		840,721,949
Undistributed net investment income		7,646,002
Undistributed net realized gain on investments		14,528,298
Unrealized appreciation on investments		284,830,878

Net Assets Applicable to Common Stock		$1,232,356,639

Net Asset Value Per Share of Common Stock		$14.56

*See Schedule of Investments on pages 8 through 10.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

Three Months Ended March 31, 2004

(unaudited)

Investment Income
Income:
Dividends:
From unaffiliated issuers	$4,995,615
From non-controlled affiliate	119,160
Interest and other income	117,714

Total income	5,232,489

Expenses:
Investment research	568,362
Administration and operations	270,832
Directors’ fees	82,500
Reports and stockholder communications	150,591
Transfer agent, registrar and custodian expenses	93,429
Auditing and accounting services	28,231
Legal services	12,515
Occupancy and other office expenses	154,489
Travel, telephone and postage	21,626
Other	51,488

Total expenses	1,434,063

Net Investment Income	3,798,426

Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain on security transactions	14,356,857
Net realized gain distributed by regulated investment company (non-controlled affiliate)	139,020
Change in unrealized appreciation on investments	2,718,387

Net Gain on Investments	17,214,264

Change in Net Assets Resulting from Operations	$21,012,690

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Three Months Ended March 31, 2004	Year Ended December 31, 2003
	(unaudited)
From Operations:
Net investment income	$3,798,426	$15,613,355
Net realized gain on investments	14,495,877	49,120,443
Change in unrealized appreciation on investments	2,718,387	187,524,953

Change in net assets resulting from operations	21,012,690	252,258,751

Distributions to Stockholders from:
Net investment income	(2,538,885)	(14,099,163)
Net realized gain from investment transactions	(1,692,590)	(50,229,205)

Decrease in net assets from distributions	(4,231,475)	(64,328,368)

From Capital Share Transactions:
Value of shares issued in payment of distributions	—	32,667,930
Cost of shares purchased (Note 4)	(3,287,032)	(26,545,949)

Change in net assets from capital share transactions	(3,287,032)	6,121,981

Total Increase in Net Assets	13,494,183	194,052,364

Net Assets:
Beginning of period	1,218,862,456	1,024,810,092

End of period (including undistributed net investment income of $7,646,002 and $6,386,461, respectively)	$1,232,356,639	$1,218,862,456

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company’s investment objectives as well as the nature and risk of its investment transactions are set forth in the Company’s registration statement.

Security Valuation — Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Affiliated Companies — Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income — Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes

The Company’s policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities, including options, at March 31, 2004 was $939,883,337 and net unrealized appreciation aggregated $285,318,129, of which the related gross unrealized appreciation and depreciation were $417,374,625 and $132,056,496, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Company’s capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions

The Company’s investment decisions are made by a committee, and no one person is primarily responsible for making recommendations to that committee.

Purchases and sales of portfolio securities, other than options and short-term investments, during the three months ended March 31, 2004 were $52,088,333 and $33,986,841, respectively. Options may be written (sold) or purchased by the Company. The Company, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is limited to the premium originally paid. A schedule of outstanding option contracts as of March 31, 2004 can be found on page 11.

Transactions in written covered call and collateralized put options during the three months ended March 31, 2004 were as follows:

	Covered Calls		Collateralized Puts
	Contracts	Premiums	Contracts	Premiums
Options outstanding, December 31, 2003	1,850	$229,289	3,100	$385,022
Options written	2,215	252,131	2,900	313,211
Options terminated in closing purchase transactions	(250)	(26,874)	(250)	(26,729)
Options expired	(450)	(51,565)	(2,200)	(291,791)
Options exercised	(1,350)	(174,916)	(250)	(26,654)

Options outstanding, March 31, 2004	2,015	$228,065	3,300	$353,059

4. Capital Stock

The Company has 10,000,000 authorized and unissued preferred shares without par value.

On December 27, 2003, the Company issued 2,702,062 shares of its Common Stock at a price of $12.09 per share (the average market price on December 8, 2003) to stockholders of record on November 24, 2003 who elected to take stock in payment of the distribution from 2003 capital gain and investment income.

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

Transactions in Common Stock for 2004 and 2003 were as follows:

	Shares		Amount
	Three months ended March 31, 2004	Year ended December 31, 2003	Three months ended March 31, 2004	Year ended December 31, 2003
Shares issued in payment of dividends	—	2,702,062	$—	$32,667,930
Shares purchased (at a weighted average discount from net asset value of 12.6% and 11.2%, respectively)	(256,900)	(2,351,900)	(3,287,032)	(26,545,949)

Net change	(256,900)	350,162	$(3,287,032)	$6,121,981

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

On March 31, 2004, the Company held a total of 603,750 shares of its Common Stock at a cost of $7,574,270. The Company held 346,850 shares of its Common Stock at a cost of $4,287,238 on December 31, 2003.

The Company has an employee incentive stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 2,610,146 shares of the Company’s Common Stock at 100% of the fair market value at date of grant. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the Common Stock at the date of surrender.

Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gain paid by the Company during subsequent years. At the beginning of 2004, 229,364 options were outstanding, with a weighted average exercise price of $12.07 per share. During the three months ended March 31, 2004, the Company granted options including stock appreciation rights for 53,834 shares of Common Stock at an original exercise price of $12.63. At March 31, 2004, there were outstanding exercisable options to purchase 127,417 common shares at $3.79-$18.41 per share (weighted average price of $12.43), and unexercisable options to purchase 155,781 common shares at $5.38-$18.41 per share (weighted average price of $11.93). The weighted average remaining contractual life of outstanding exercisable and unexercisable options is 6.43 years and 7.45 years, respectively. Total compensation expense recognized for the three months ended March 31, 2004 related to the stock options and stock appreciation rights plan was $53,857. At March 31, 2004, there were 1,188,918 shares available for future option grants.

5. Retirement Plans

The Company’s non-contributory qualified defined benefit pension plan covers substantially all full-time employees with at least one year of service. Benefits are based on length of service and compensation during the last five years of employment. The Company’s policy is to contribute annually to the plan only those amounts that can be deducted for federal income tax purposes, plus additional amounts as the Company deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. As of March 31, 2004, no contributions to the plan have been made. The Company presently does not anticipate making any contributions to the plan in 2004.

In addition, the Company has a nonqualified defined benefit plan which provides eligible employees with retirement benefits to supplement the qualified plan.

The following table aggregates the components of the plans’ net periodic pension cost for the three months ended March 31:

March 31, 2004
Service cost	$76,769
Interest cost	112,929
Expected return on plan assets	(186,710)
Amortization of prior service cost	31,994
Amortization of net loss	28,300

Net periodic pension cost	$63,282

The Company also sponsors a defined contribution plan that covers substantially all employees. For the three months ended March 31, 2004, the Company expensed matching contributions of $37,681. The Company does not provide postretirement medical benefits.

6. Expenses

The cumulative amount of accrued expenses at March 31, 2004 for employees and former employees of the Company was $2,382,864. Aggregate remuneration paid or accrued during the three months ended March 31, 2004 to directors and key employees amounted to $643,862.

7. Portfolio Securities Loaned

The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At March 31, 2004, the Company had securities on loan of $75,219,307 and held collateral of $77,775,330, consisting of repurchase agreements, time deposits, commercial paper and asset-backed securities.

FINANCIAL HIGHLIGHTS

	Three Months Ended
	(unaudited)
	March 31, 2004		March 31, 2003		Year Ended December 31
					2003	2002	2001	2000	1999
Per Share Operating Performance*

Net asset value, beginning of period	$14.36		$12.12		$12.12	$16.05	$23.72	$26.85	$21.69

Net investment income	0.04		0.04		0.19	0.20	0.26	0.26	0.25

Net realized gains and change in unrealized appreciation	0.20		(0.55)		2.85	(3.38)	(6.21)	(1.51)	6.71

Total from investment operations	0.24		(0.51)		3.04	(3.18)	(5.95)	(1.25)	6.96

Less distributions

Dividends from net investment income	(0.03)		(0.02)		(0.17)	(0.19)	(0.26)	(0.22)	(0.26)

Distributions from net realized gains	(0.02)		(0.03)		(0.61)	(0.57)	(1.39)	(1.63)	(1.37)

Total distributions	(0.05)		(0.05)		(0.78)	(0.76)	(1.65)	(1.85)	(1.63)

Capital share repurchases	0.01		0.01		0.04	0.05	0.04	0.10	—

Reinvestment of distributions	—		—		(0.06)	(0.04)	(0.11)	(0.13)	(0.17)

Total capital share transactions	0.01		0.01		(0.02)	0.01	(0.07)	(0.03)	(0.17)

Net asset value, end of period	$14.56		$11.57		$14.36	$12.12	$16.05	$23.72	$26.85

Per share market price, end of period	$12.68		$10.14		$12.41	$10.57	$14.22	$21.00	$22.38

Total Investment Return

Based on market price	2.6%		(3.6)%		25.2%	(20.6)%	(24.7)%	1.7%	36.1%

Based on net asset value	1.8%		(4.1)%		26.3%	(19.4)%	(24.7)%	(4.3)%	33.6%

Ratios/Supplemental Data

Net assets, end of period (in 000’s)	$1,232,357		$968,689		$1,218,862	$1,024,810	$1,368,366	$1,951,563	$2,170,802

Ratio of expenses to average net assets	0.46%	†	0.51%	†	0.47%	0.34%	0.19%	0.24%	0.32%

Ratio of net investment income to average net assets	1.23%	†	1.48%	†	1.45%	1.42%	1.33%	0.97%	1.06%

Portfolio turnover	11.33%	†	7.96%	†	12.74%	17.93%	19.15%	12.74%	15.94%

Number of shares outstanding at end of period (in 000’s)*	84,630		83,693		84,886	84,536	85,233	82,292	80,842

*	Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000. Certain prior year amounts have been reclassified to conform to current year presentation.

†  Ratios presented on an annualized basis.

SCHEDULE OF INVESTMENTS

March 31, 2004

(unaudited)

	Prin. Amt. or Shares	Value (A)
Stocks and Convertible Securities — 97.7% Consumer — 13.3%
Consumer Discretionary — 6.4%
BJ’s Wholesale Club, Inc. (B)	500,000	$12,725,000
Brinker International Inc. (B)	400,000	15,172,000
Gannett Co., Inc.	87,500	7,712,250
Mattel, Inc.	575,000	10,603,000
Newell Rubbermaid Inc.	515,000	11,948,000
Target Corp.	460,000	20,718,400

		78,878,650

Consumer Staples — 6.9%
Coca-Cola Co.	200,000	10,060,000
Dean Foods Co. (B)	562,500	18,787,500
Hershey Foods Corp.	70,000	5,799,500
PepsiCo, Inc.	440,000	23,694,000
Procter & Gamble Co.	170,000	17,829,600
Safeway, Inc. (B)	423,000	8,705,340

		84,875,940

Energy — 7.5%
BP plc ADR (C)	270,000	13,824,001
ConocoPhillips	200,000	13,962,000
Exxon Mobil Corp.	130,000	5,406,700
Petroleum & Resources Corporation (D)	1,985,996	46,809,938
Schlumberger Ltd.	190,000	12,131,500

		92,134,139

Financials — 17.9%
Banking — 11.2%
Bank of America Corp.	200,000	16,196,000
BankNorth Group, Inc.	474,000	16,134,960
Compass Bancshares Inc.	300,000	12,441,000
Fifth Third Bancorp	155,000	8,582,350
Investors Financial Services Corp. (C)	435,000	17,974,200
Provident Bankshares Corp.	335,021	10,512,974
Wachovia Corp.	370,000	17,390,000
Wells Fargo & Co.	400,000	22,668,000
Wilmington Trust Corp.	420,000	15,695,400

		137,594,884

Insurance — 6.7%
AMBAC Financial Group, Inc.	400,000	29,512,000
American International Group, Inc.	738,675	52,704,462

		82,216,462

	Prin. Amt. or Shares	Value (A)

Health Care — 13.9%
Abbott Laboratories	350,000	$14,385,000
Affymetrix Inc. (B)(C)	110,000	3,712,500
Bristol-Myers Squibb Co.	345,000	8,359,350
Enzon Pharmaceuticals, Inc. (B)(C)	100,000	1,543,000
Genentech, Inc. (B)	135,000	14,285,700
HCA Inc.	450,000	18,279,000
Johnson & Johnson	360,000	18,259,200
Laboratory Corp. of America Holdings (B)	420,000	16,485,000
MedImmune, Inc. (B)	225,000	5,193,000
Medtronic Inc.	310,000	14,802,500
Pfizer Inc.	1,100,000	38,555,000
Wyeth Co.	300,000	11,265,000
Zimmer Holdings Inc. (B)	90,000	6,640,200

		171,764,450

Industrials — 14.6%
Black & Decker Corp. (C)	300,000	17,082,000
Canadian National Railway Co.	255,000	10,029,150
Donnelley (R.R.) & Sons Co.	400,000	12,100,000
Emerson Electric Co.	200,000	11,984,000
General Electric Co.	1,487,700	45,404,604
Illinois Tool Works Inc.	135,000	10,696,050
Ingersoll-Rand Co. Ltd.	205,000	13,868,250
Parker-Hannifin Corp. (C)	275,000	15,537,500
3M Co.	165,000	13,508,550
United Parcel Service, Inc.	80,000	5,587,200
United Technologies Corp.	275,000	23,732,500

		179,529,804

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2004

(unaudited)

	Prin. Amt. or Shares	Value (A)
Information Technology — 14.3%
Communication Equipment — 2.4%
Corning Inc. (B)	1,170,000	$13,080,600
Lucent Technologies Inc. (B)(C)	2,100,000	8,631,000
Nokia Corp. ADR (C)	400,000	8,112,000

		29,823,600

Computer Related — 10.0%
BEA Systems Inc. (B)	800,000	10,208,000
BMC Software Inc. (B)	310,000	6,060,500
Cisco Systems, Inc. (B)	1,200,000	28,224,000
Dell Inc. (B)(C)	400,000	13,448,000
DiamondCluster International Inc. (B)	497,500	4,815,800
Microsoft Corp.	800,000	19,976,000
Oracle Corp. (B)	880,000	10,568,800
Sapient Corp. (B)	1,150,000	6,934,500
Siebel Systems Inc. (B)	800,000	9,208,000
Sun Microsystems Inc. (B)	515,000	2,142,400
Symantec Corp. 3.00% Conv. Sub. Notes due 2006 (E)	$500,000	1,354,688
Symantec Corp. (B)(C)	235,000	10,880,500

		123,821,188

Electronics — 1.9%
Cree, Inc. (B)(C)	243,900	5,438,970
Intel Corp.	310,000	8,432,000
Solectron Corp. (B)	1,850,000	10,230,500

		24,101,470

	Prin. Amt. or Shares	Value (A)
Materials — 3.5%
Air Products and Chemicals, Inc.	250,000	$12,530,000
Albemarle Corp.	225,400	6,536,600
Rohm & Haas Co.	400,000	15,936,000
Smurfit-Stone Container Corp. (B)(C)	438,500	7,713,215

		42,715,815

Telecom Services — 4.5%
Alltel Corp.	350,000	17,461,500
BellSouth Corp.	415,000	11,491,350
SBC Communications Inc.	595,000	14,601,300
Vodafone Group plc ADS (C)	492,613	11,773,463

		55,327,613

Utilities — 8.2%
Aqua America, Inc.	950,000	20,596,000
Black Hills Corp.	270,000	8,604,900
CINergy Corp.	440,000	17,991,600
Duke Energy Corp. 8.25% Conv. Pfd. due 2004	400,000	5,920,000
Duke Energy Corp.	355,000	8,023,000
Keyspan Corp.	400,000	15,288,000
MDU Resources Group, Inc.	675,000	15,855,750
TECO Energy, Inc. (C)	650,000	9,509,500

		101,788,750

Total Stocks and Convertible Securities (Cost $919,766,761) (F)		$1,204,572,765

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2004

(unaudited)

	Prin. Amt.	Value (A)
Short-Term Investments — 1.6%
U.S. Government Obligations — 1.4%
U.S. Treasury Bills, 0.72-0.85%, due 5/20/04	$18,000,000	$17,979,175

Commercial Paper — 0.2%
GMAC MINT, 1.03%, due 4/27/04	2,070,000	2,068,402

Total Short-Term Investments (Cost $20,047,577)		20,047,577

Securities Lending Collateral — 6.3%
Repurchase Agreements
Daiwa Securities America Inc.,1.11%, due 4/1/04		15,803,844
Time Deposits
Caisse Des Depots et Consign Paris, 1.07%, due 4/9/04		4,009,868
Societe Generale Singapore, 1.04%, due 4/2/04		4,004,044
Commercial Paper
Amstel Funding Corp., 1.06%, due 5/5/04-5/17/04		3,995,095
Erasmus Capital Corp., 1.03%, due 4/7/04		3,999,313
Fairway Finance Corp., 1.05%, due 6/4/04		3,992,212
General Electric Capital Services Corp., 1.05%, due 5/10/04		2,996,523
Giro Multifunding, 1.05-1.06%, due 4/15/04-6/9/04		6,991,838

Value (A)
HSBC (Household Finance Corp.), 1.04%, due 4/19/04	$3,498,037
Hannover Funding, 1.05%, due 4/12/04	2,499,055
Liberty Street Funding Corp., 1.06%, due 5/10/04	2,996,412
Sheffield Receivables Corp., 1.03%, due 4/13/04	2,998,776
Starbird Funding, 1.08%, due 5/5/04	3,995,800
Surrey Funding Corp., 1.05-1.07%, due 4/8/04-6/14/04	2,995,295
Tasman Funding, 1.03%, due 4/14/04	1,999,126
Toyota Motor Credit Corp., 1.04%, due 5/10/04	1,997,682
Tulip Funding, 1.03%, due 4/14/04	2,998,884
Other
BA Master Credit Card Trust, 1.21%, due 5/17/04	3,001,843
Carco Auto Loan Master Trust, 1.22%, due 5/17/04	3,001,683

Total Securities Lending Collateral (Cost $77,775,330)	77,775,330

Total Investments —105.6% (Cost $1,637,637,245)	1,302,395,672
Cash, receivables and other assets, less liabilities — (5.6)%	(70,039,033)

Net Assets — 100.0%	$1,232,356,639

Notes:

(A)	See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ, except restricted securities.
(B)	Presently non-dividend paying.
(C)	Some or all of these securities are on loan. See note 7 to financial statements.
(D)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)	Restricted security (Symantec Corp. 3.00% Conv. Sub. Notes due 2006 acquired 10/18/01, cost $500,000).
(F)	The aggregate market value of stocks held in escrow at March 31, 2004 covering open call option contracts written was $11,051,550. In addition, the aggregate market value of securities segregated by the custodian required to collateralize open put option contracts written was $14,836,875.

SCHEDULE OF OUTSTANDING OPTION CONTRACTS

March 31, 2004

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date		Appreciation/ (Depreciation)

COVERED CALLS
250	Affymetrix Inc.	$ 35	May	04	$(27,001)
150	Affymetrix Inc.	40	Aug	04	(11,851)
150	Affymetrix Inc.	45	Aug	04	1,399
150	AMBAC Financial Group, Inc.	80	May	04	9,595
350	American International Group, Inc.	80	Aug	04	2,448
150	Brinker International Inc.	40	Jul	04	(4,201)
100	Genentech, Inc.	120	Jun	04	(13,801)
150	Investors Financial Services Corp.	50	Jul	04	16,049
150	Laboratory Corp. of America Holdings	45	Aug	04	4,675
65	Parker-Hannifin Corp.	65	Aug	04	(195)
100	Symantec Corp.	55	Jul	04	(13,300)
100	3M Co.	90	Apr	04	12,199
150	Zimmer Holdings Inc.	95	Sep	04	7,799

2,015					(16,185)

COLLATERALIZED PUTS
150	Canadian National Railway Co.	36.63	Jul	04	(7,401)
250	Cree, Inc.	20	Apr	04	18,974
150	Cree, Inc.	17.50	Jun	04	5,549
150	Dell Inc.	32.50	May	04	1,799
150	Emerson Electric Co.	55	Jun	04	(1,201)
250	Emerson Electric Co.	60	Jun	04	(31,252)
100	Emerson Electric Co.	55	Sep	04	(3,901)
250	Fifth Third Bancorp	50	Aug	04	(3,001)
100	Gannett Co. Inc.	75	Oct	04	(1,650)
150	Illinois Tool Works Inc.	70	Jun	04	7,199
150	Illinois Tool Works Inc.	75	Jun	04	299
150	Johnson & Johnson	45	Apr	04	11,850
250	Microsoft Corp.	22.50	Oct	04	1,749
200	Murphy Oil Corp.	55	Jul	04	4,849
100	Murphy Oil Corp.	50	Oct	04	1,700
150	Schlumberger Ltd.	55	May	04	9,299
250	Smurfit-Stone Container Corp.	15	Aug	04	4,249
150	Wyeth Co.	35	Apr	04	14,549
100	Wyeth Co.	30	Jul	04	6,200
100	Wyeth Co.	30	Oct	04	1,200

3,300					41,059

					$24,874

CHANGES IN PORTFOLIO SECURITIES

During the Three Months Ended March 31, 2004

(unaudited)

	Shares
	Additions		Reductions	Held March 31, 2004
Air Products and Chemicals, Inc.	100,000			250,000
Canadian National Railway Co.	85,000	(1)		255,000
Cree, Inc.	243,900			243,900
Dell Inc.	185,000			400,000
Emerson Electric Co.	200,000			200,000
General Electric Co.	375,000			1,487,700
Illinois Tool Works Inc.	42,700			135,000
Smurfit-Stone Container Corp.	438,500			438,500
Affymetrix Inc.			100,000	110,000
Aqua America, Inc.			143,750	950,000
Black Hills Corp.			104,500	270,000
Brinker International Inc.			115,000	400,000
Genentech, Inc.			10,000	135,000
Ingersoll-Rand Co. Ltd.			45,000	205,000
Intel Corp.			15,000	310,000
Investor Financial Services Corp.			85,000	435,000
Solectron Corp.			150,000	1,850,000
Symantec Corp.			75,000	235,000
3M Co.			20,000	165,000
United Technologies Corp.			70,000	275,000

(1) By stock split

This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the market value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

HISTORICAL FINANCIAL STATISTICS

December 31	Value of Net Assets	Shares Outstanding*	Net Asset Value per Share*	Dividends from Net Investment Income per Share*		Distributions from Net Realized Gains per Share*
1994	$798,297,600	66,584,985	$11.99	$.33		$.73
1995	986,230,914	69,248,276	14.24	.35		.76
1996	1,138,760,396	72,054,792	15.80	.35		.80
1997	1,424,170,425	74,923,859	19.01	.29		1.01
1998	1,688,080,336	77,814,977	21.69	.30		1.10
1999	2,170,801,875	80,842,241	26.85	.26		1.37
2000	1,951,562,978	82,292,262	23.72	.22		1.63
2001	1,368,366,316	85,233,262	16.05	.26		1.39
2002	1,024,810,092	84,536,250	12.12	.19		.57
2003	1,218,862,456	84,886,412	14.36	.17		.61
March 31, 2004 (unaudited)	1,232,356,639	84,629,512	14.56	.08	†	.02	†

*	Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000.
†	Paid or declared.

Common Stock

Listed on the New York Stock Exchange

and the Pacific Exchange

The Adams Express Company

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(410) 752-5900 or (800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

Counsel: Chadbourne & Parke L.L.P.

Independent Auditors: PricewaterhouseCoopers LLP

Transfer Agent & Registrar: American Stock Transfer & Trust Co.

Custodian of Securities: The Bank of New York

ANNUAL MEETING OF STOCKHOLDERS

The Annual Meeting of Stockholders was held on March 30, 2004. For those nominated, the following votes were cast for directors:

	votes for	votes withheld
(A) Enrique R. Arzac:	69,691,625	1,234,737

(B) Phyllis O. Bonanno:	69,521,442	1,404,920

(C) Daniel E. Emerson:	69,405,439	1,520,923

(D) Thomas H. Lenagh:	69,093,415	1,832,947

(E) W.D. MacCallan:	69,443,717	1,482,645

(F) Kathleen T. McGahran:	69,548,415	1,377,947

(G) W. Perry Neff:	69,504,167	1,422,195

(H) Douglas G. Ober:	69,587,208	1,339,154

(I) Landon Peters:	69,539,512	1,386,850

(J) John J. Roberts:	69,281,002	1,645,360

(K) Susan C. Schwab:	69,615,873	1,310,489

(L) Robert J.M. Wilson:	69,287,683	1,638,679

A proposal to approve and ratify the selection of PricewaterhouseCoopers LLP as the firm of independent auditors of the Company for 2004 was approved with 69,794,747 votes for, 581,906 votes against and 549,715 votes abstaining.

SHAREHOLDER INFORMATION AND SERVICES

DIVIDEND PAYMENT SCHEDULE

The Corporation presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1 and (b) a “year-end” distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in “street” or brokerage accounts may make their election by notifying their brokerage house representative.

INVESTORS CHOICE

INVESTORS CHOICE is a direct stock purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, American Stock Transfer & Trust Company (AST). The plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Adams Express shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

Initial Enrollment and Optional Cash Investments
Service Fee	$2.50 per investment
Brokerage Commission	$0.05 per share

Reinvestment of Dividends*
Service Fee	2% of amount invested
(maximum of $2.50 per investment)
Brokerage Commission	$0.05 per share

Sale of Shares
Service Fee	$10.00
Brokerage Commission	$0.05 per share

Deposit of Certificates for safekeeping $7.50
Book to Book Transfers	Included

To transfer shares to another participant or to a new participant

Fees are subject to change at any time.

Minimum and Maximum Cash Investments

Initial minimum investment (non-holders)	$500.00
Minimum optional investment (existing holders)	$50.00
Electronic Funds Transfer (monthly minimum)	$50.00
Maximum per transaction	$25,000.00
Maximum per year	NONE

A brochure which further details the benefits and features of INVESTORS CHOICE as well as an enrollment form may be obtained by contacting AST.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in “street” name, the AST INVESTORS CHOICE Direct Stock Purchase and Sale Plan remains available through many registered investment security dealers. If your shares are currently held in a “street” name or brokerage account, please contact your broker for details about how you can participate in AST’s Plan or contact AST.

The Company

The Adams Express Company

Lawrence L. Hooper, Jr.

Vice President, General Counsel and Secretary

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

The Transfer Agent

American Stock Transfer & Trust Company

Address Shareholder Inquiries to:

Shareholder Relations Department

59 Maiden Lane

New York, NY 10038

(877) 260-8188

Website: www.amstock.com

E-mail: info@amstock.com

Investors Choice Mailing Address:

Attention: Dividend Reinvestment

P.O. Box 922

Wall Street Station

New York, NY 10269

Website: www.InvestPower.com

E-mail: info@InvestPower.com

*The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There will be no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.